Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000217970
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth ETF
Trading Symbol	TCHP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Growth ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth ETF	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	10,340	10,206	10,354
12/31/20	11,228	11,705	11,534
3/31/21	11,256	12,448	11,642
6/30/21	12,636	13,473	13,032
9/30/21	12,744	13,460	13,182
12/31/21	13,267	14,708	14,717
3/31/22	11,718	13,932	13,386
6/30/22	8,798	11,605	10,585
9/30/22	8,402	11,087	10,205
12/31/22	8,242	11,883	10,429
3/31/23	9,602	12,737	11,927
6/30/23	11,154	13,805	13,455
9/30/23	10,854	13,356	13,033
12/31/23	12,370	14,968	14,879
3/31/24	14,115	16,467	16,578
6/30/24	15,475	16,997	17,959
9/30/24	15,875	18,056	18,532
12/31/24	16,807	18,531	19,843
3/31/25	15,255	17,656	17,865
6/30/25	18,124	19,597	21,051
9/30/25	19,552	21,199	23,264
12/31/25	19,932	21,709	23,525

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 8/4/20
Blue Chip Growth ETF (Based on Net Asset Value)	18.59%	12.16%	13.61%
Russell 3000 Index (Regulatory Benchmark)	17.15%	13.15%	15.41%
Russell 1000 Growth Index (Strategy Benchmark)	18.56%	15.32%	17.14%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 1,714,748,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 7,669,000
InvestmentCompanyPortfolioTurnover	15.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,714,748 Number of Portfolio Holdings59 Investment Advisory Fees Paid (000s)$7,669 Portfolio Turnover Rate15.8%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	47.9%
Consumer Discretionary	16.7
Communication Services	14.9
Financials	7.9
Health Care	7.0
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.2%
Microsoft	11.9
Apple	9.1
Alphabet	7.2
Amazon.com	6.5
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.1
Eli Lilly	3.2
Tesla	3.0

Material Fund Change [Text Block]